Financial income, net	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Financial income, net

Note 14 – Financial income, net

	Year ended December 31,
	2023	2022	2021
		(in thousands)
Bank fees	$11	$22	$43
Interest income	(375)	(297)	(562)
Loss (gain) from sale of marketable debt securities	13	526	80
Change in fair value of convertible note	(265)	-	-
Foreign currency (gains) losses	36	(36)	25
	$(580)	$215	$(414)